Other Non-Current Liabilities - Summary of Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Travel protection payable	$ 21,561	$ 31,701
Forward foreign currency contracts	14,995
Deferred tax liabilities	4,697	4,082
Warrant liability		134,270
Other	4,091	5,310
Total	$ 45,344	$ 175,363